Direct Vessel Expenses (Tables)	12 Months Ended
Dec. 31, 2017
DIRECT VESSEL EXPENSES [Abstract]
Direct vessel expenses

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Payroll and related costs	$41,231	$41,443	$52,026
Insurances	3,534	4,149	4,088
Repairs and maintenance	7,952	12,351	8,893
Lubricants	736	1,046	899
Victualing	1,739	1,973	1,995
Travel expenses	3,343	3,608	3,484
Other expenses	4,019	4,560	3,361

Total	$62,554	$69,130	$74,746